Annual Total Returns[BarChart] - PGIM Jennison Global Equity Income Fund - Z	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.11%	12.73%	30.67%	9.93%	(5.39%)	6.94%	15.81%	(6.22%)	22.26%	6.89%